Spinoff of Subsidiary (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Spinoff Of Subsidiary
Gain on spinoff of subsidiary	$ 78,284	$ 0	$ 78,284	$ 0